Expenses by nature and function (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Details [Abstract]
Personnel expense	$ 26,509	$ 11,306
Marketing	14,554	4,027
Depreciation and amortization	12,736	8,414
Stock based compensation	10,838	1,371
Hosting and software licenses	4,200	2,321
Professional services	3,800	1,407
Insurance and licenses	2,316	572
Credit verification costs	1,990	1,651
Premises	1,040	1,010
Others	3,588	2,279
Expenses by nature	$ 81,571	$ 34,358